Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Global Energy Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.1%
YPF SA, ADR	5,066	$25,533

Australia — 2.2%
Beach Energy Ltd.	52,036	55,785
Cooper Energy Ltd.(a)	47,250	13,016
New Hope Corp. Ltd.	12,530	11,229
Oil Search Ltd.	60,620	140,034
Santos Ltd.	55,020	195,759
Washington H Soul Pattinson & Co. Ltd.	3,316	41,690
Whitehaven Coal Ltd.	26,976	32,411
Woodside Petroleum Ltd.	29,190	439,261

		929,185

Austria — 0.4%
OMV AG	4,576	151,278

Brazil — 1.1%
Dommo Energia SA(a)	360	77
Enauta Participacoes SA	2,600	4,835
Petro Rio SA(a)	2,600	14,831
Petroleo Brasileiro SA	114,400	438,971

		458,714

Canada — 5.4%
Advantage Oil & Gas Ltd.(a)	5,696	8,654
ARC Resources Ltd.	10,640	42,723
Baytex Energy Corp.(a)	2,067	628
Birchcliff Energy Ltd.	7,910	8,012
Cameco Corp.	12,136	131,352
Canacol Energy Ltd.	4,646	12,907
Canadian Natural Resources Ltd.	36,540	664,868
Cenovus Energy Inc.	31,876	138,371
Crescent Point Energy Corp.	16,520	23,187
Enerplus Corp.	7,350	19,622
Freehold Royalties Ltd.	3,010	7,840
Frontera Energy Corp.	2,126	5,430
Husky Energy Inc.	10,946	30,727
Imperial Oil Ltd.	8,120	126,365
MEG Energy Corp.(a)	8,426	19,507
NexGen Energy Ltd.(a)(b)	9,870	13,925
Parex Resources Inc.(a)	4,410	49,390
Peyto Exploration & Development Corp.	4,996	8,892
PrairieSky Royalty Ltd.	6,676	43,856
Seven Generations Energy Ltd., Class A(a)	8,776	18,413
Suncor Energy Inc.	47,250	809,150
Surge Energy Inc.(b)	1,821	356
Tamarack Valley Energy Ltd.(a)	476	251
Tourmaline Oil Corp.	7,936	78,545
Vermilion Energy Inc.	4,620	22,929
Whitecap Resources Inc.	12,346	18,132

		2,304,032

China — 2.7%
China Shenhua Energy Co. Ltd., Class A	14,000	32,009
China Shenhua Energy Co. Ltd., Class H	105,000	191,820
CNOOC Ltd.	540,000	601,239
Guanghui Energy Co. Ltd., Class A	14,000	5,120
Inner Mongolia Yitai Coal Co. Ltd., Class B	35,000	20,510
PetroChina Co. Ltd., Class A	35,000	20,763
PetroChina Co. Ltd., Class H	640,000	219,636
Shaanxi Coal Industry Co. Ltd., Class A	16,600	16,613

Security	Shares	Value

China (continued)
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	7,000	$5,423
Shanxi Meijin Energy Co. Ltd., Class A(a)	7,000	6,117
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	7,000	4,670
Yanzhou Coal Mining Co. Ltd., Class A	7,000	8,256
Yanzhou Coal Mining Co. Ltd., Class H	50,000	38,189

		1,170,365

Colombia — 0.2%
Ecopetrol SA	151,900	81,412

Finland — 1.2%
Neste OYJ	13,090	528,843

France — 6.6%
Etablissements Maurel et Prom SA	1,356	2,579
TOTAL SA	76,300	2,853,830

		2,856,409

Greece — 0.1%
Motor Oil Hellas Corinth Refineries SA	2,100	35,039

Hong Kong — 0.0%
Agritrade Resources Ltd.	5,000	48

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	12,740	80,607

India — 4.8%
Bharat Petroleum Corp. Ltd.	20,370	92,346
Coal India Ltd.	37,310	69,719
Hindustan Petroleum Corp. Ltd.	18,926	48,694
Indian Oil Corp. Ltd.	58,800	64,697
Oil & Natural Gas Corp. Ltd.	76,300	83,952
Oil India Ltd.	7,446	8,346
Reliance Industries Ltd.	43,120	835,071
Reliance Industries Ltd., GDR(c)	22,540	866,663

		2,069,488

Indonesia — 0.3%
Adaro Energy Tbk PT	427,000	32,149
Alfa Energi Investama Tbk PT(a)	20,700	164
Bukit Asam Tbk PT	107,600	14,325
Bumi Resources Tbk PT(a)	1,210,000	4,141
Indika Energy Tbk PT	32,900	1,441
Indo Tambangraya Megah Tbk PT	14,000	7,762
Medco Energi Internasional Tbk PT(a)	182,066	5,483
Sugih Energy Tbk PT(a)(d)	206,700	57
United Tractors Tbk PT	51,600	55,450

		120,972

Israel — 0.1%
Equital Ltd.(a)	717	15,539
Naphtha Israel Petroleum Corp. Ltd.(a)	797	3,147
Oil Refineries Ltd.	54,766	13,428
Paz Oil Co. Ltd.	280	23,265

		55,379

Italy — 1.7%
Eni SpA	78,540	709,657
Saras SpA(a)	17,640	15,796

		725,453

Japan — 1.8%
Cosmo Energy Holdings Co. Ltd.	1,836	29,056
Idemitsu Kosan Co. Ltd.	6,068	134,613

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Global Energy Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Inpex Corp.	31,700	$220,945
Japan Petroleum Exploration Co. Ltd.	1,100	20,666
JXTG Holdings Inc.	91,000	349,945

		755,225

Malaysia — 0.0%
Hibiscus Petroleum Bhd(a)	1,500	193

Norway — 1.1%
Aker BP ASA	910	14,619
DNO ASA	17,990	9,313
Equinor ASA	30,940	449,291

		473,223

Pakistan — 0.1%
Mari Petroleum Co. Ltd.	1,400	10,657
Oil & Gas Development Co. Ltd.	23,600	16,631
Pakistan Oilfields Ltd.	4,011	7,819
Pakistan Petroleum Ltd.	8,404	4,844

		39,951

Philippines — 0.0%
Petron Corp.	70,100	3,905
Pilipinas Shell Petroleum Corp.	7,000	2,367
Semirara Mining & Power Corp.	28,000	6,096

		12,368

Poland — 0.5%
Grupa Lotos SA	2,730	40,594
Lubelski Wegiel Bogdanka SA	67	326
Polski Koncern Naftowy ORLEN SA	9,196	153,320

		194,240

Portugal — 0.4%
Galp Energia SGPS SA	15,400	183,550

Russia — 4.7%
LUKOIL PJSC	12,806	950,372
Novatek PJSC, GDR(e)	2,807	406,173
Rosneft Oil Co. PJSC	35,700	190,120
Rosneft Oil Co. PJSC, GDR(e)	420	2,186
Surgutneftegas PJSC	216,999	121,676
Surgutneftegas PJSC, ADR	376	2,090
Tatneft PJSC	43,939	330,905

		2,003,522

Saudi Arabia — 0.8%
Rabigh Refining & Petrochemical Co.(a)	6,720	24,684
Saudi Arabian Oil Co.(c)	36,960	331,870

		356,554

South Africa — 0.1%
Exxaro Resources Ltd.	7,630	53,637

South Korea — 0.6%
SK Innovation Co. Ltd.	1,750	167,447
S-Oil Corp.	1,400	79,923

		247,370

Spain — 0.9%
Repsol SA	43,470	404,722

Sweden — 0.3%
Lundin Energy AB	5,740	138,345

Thailand — 0.6%
Bangchak Corp. PCL, NVDR	35,000	24,316
Banpu PCL, NVDR	126,000	24,756

Security	Shares	Value

Thailand (continued)
Esso Thailand PCL, NVDR(b)	35,000	$6,107
IRPC PCL, NVDR	364,000	30,896
PTT Exploration & Production PCL, NVDR	48,631	128,419
Thai Oil PCL, NVDR	35,000	47,312

		261,806

Turkey — 0.1%
Tupras Turkiye Petrol Rafinerileri AS(a)	3,780	47,489

United Arab Emirates — 0.0%
Dana Gas PJSC	109,716	19,445

United Kingdom — 14.4%
Anglo Pacific Group PLC	5,645	11,292
BP PLC	625,030	2,362,606
Cairn Energy PLC(a)	17,806	27,561
Diversified Gas & Oil PLC	18,200	23,356
EnQuest PLC(a)(b)	3,868	565
Gulf Keystone Petroleum Ltd.	232	205
Hurricane Energy PLC(a)(b)	47,976	3,953
Premier Oil PLC(a)	8,568	2,827
Royal Dutch Shell PLC, Class A	127,050	1,977,850
Royal Dutch Shell PLC, Class B	114,870	1,741,089
Serica Energy PLC(a)	5,250	7,685
Tullow Oil PLC	41,606	11,486

		6,170,475

United States — 43.9%
Antero Resources Corp.(a)	7,280	21,767
Apache Corp.	11,690	126,135
Arch Resources Inc.	490	16,150
Berry Corp.	709	3,006
Bonanza Creek Energy Inc.(a)	490	8,281
Brigham Minerals Inc., Class A	980	12,985
Cabot Oil & Gas Corp.	12,320	244,429
Chevron Corp.	57,960	5,314,932
Cimarex Energy Co.	3,150	82,782
CNX Resources Corp.(a)	5,836	59,469
Concho Resources Inc.	6,090	332,027
ConocoPhillips(b)	33,390	1,408,390
Continental Resources Inc./OK(b)	2,826	34,562
CVR Energy Inc.	910	18,564
Delek U.S. Holdings Inc.	2,310	45,438
Devon Energy Corp.	11,830	127,882
Diamondback Energy Inc.	4,900	208,642
EOG Resources Inc.	17,990	916,950
EQT Corp.	7,840	104,586
Exxon Mobil Corp.	130,620	5,939,292
Gran Tierra Energy Inc.(a)	2,824	673
Gulfport Energy Corp.(a)	4,378	6,611
Hess Corp.	8,470	402,071
HollyFrontier Corp.	4,690	147,501
Kosmos Energy Ltd.	12,670	23,059
Magnolia Oil & Gas Corp., Class A(a)	3,806	21,123
Marathon Oil Corp.	24,410	130,349
Marathon Petroleum Corp.	20,020	703,503
Matador Resources Co.(a)	3,386	26,546
Murphy Oil Corp.	4,480	53,536
Noble Energy Inc.	14,980	130,775
Northern Oil and Gas Inc.(a)	6,256	4,875
Occidental Petroleum Corp.	27,440	355,348
Ovintiv Inc.	7,770	59,751

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Global Energy Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Par Pacific Holdings Inc.(a)	1,190	$11,055
Parsley Energy Inc., Class A	9,380	85,733
PBF Energy Inc., Class A	3,150	33,453
PDC Energy Inc.(a)	3,033	36,942
Peabody Energy Corp.	2,056	6,476
Pioneer Natural Resources Co.	5,066	464,046
Range Resources Corp.	6,676	39,989
Southwestern Energy Co.(a)(b)	16,966	51,068
Talos Energy Inc.(a)	656	7,970
Tellurian Inc.(a)(b)	2,870	2,870
Texas Pacific Land Trust	179	104,964
Valero Energy Corp.	12,670	844,329
Viper Energy Partners LP	1,750	18,358
W&T Offshore Inc.(a)	2,826	7,376
WPX Energy Inc.(a)	12,810	72,633

		18,879,252

Total Common Stocks — 97.4% (Cost: $59,818,799)		41,834,124

Preferred Stocks

Brazil — 1.3%
Petroleo Brasileiro SA, Preference Shares, NVS	148,737	557,035

Russia — 0.2%
Surgutneftegas PJSC, Preference Shares, NVS	217,000	108,774

Total Preferred Stocks — 1.5% (Cost: $642,945)		665,809

Security	Shares	Value

Short-Term Investments

Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.69%(f)(g)(h)	1,395,825	$1,397,918
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(f)(g)	20,000	20,000

		1,417,918

Total Short-Term Investments — 3.3% (Cost: $1,417,529)		1,417,918

Total Investments in Securities — 102.2% (Cost: $61,879,273)		43,917,851

Other Assets, Less Liabilities — (2.2)%		(954,897)

Net Assets — 100.0%		$42,962,954

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	792,223	603,602	1,395,825	$1,397,918	$6,477	(b)	$480		$353
BlackRock Cash Funds: Treasury, SL Agency Shares	91,000	(71,000)	20,000	20,000	704		—		—

				$1,417,918	$7,181		$480		$353

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE 100 Index	1	06/19/20	$75	$994
S&P Select Sector Energy E-Mini Index	10	06/19/20	401	11,948

				$12,942

3

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Global Energy Producers ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$41,477,513	$356,554	$57	$41,834,124
Preferred Stocks	665,809	—	—	665,809
Money Market Funds	1,417,918	—	—	1,417,918

	$43,561,240	$356,554	$57	$43,917,851

Derivative financial instruments(a)
Assets
Futures Contracts	$12,942	$—	$—	$12,942

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

Portfolio Abbreviations — Fixed Income

S&P	Standard & Poor’s

4